Document and Entity Information	May 22, 2023
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 22, 2023
Entity File Number	1-11071
Entity Registrant Name	UGI Corporation
Entity Central Index Key	0000884614
Entity Incorporation, State or Country Code	PA
Entity Tax Identification Number	23-2668356
Entity Address, Address Line One	460 North Gulph Road
Entity Address, City or Town	King of Prussia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19406
City Area Code	610
Local Phone Number	337-1000
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, without par value
Trading Symbol	UGI
Security Exchange Name	NYSE
Corporate Units [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Corporate Units
Trading Symbol	UGIC
Security Exchange Name	NYSE